Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance	$ 827	$ 673
Liabilities incurred	24	30
Liabilities settled	(47)	(80)
Accretion	(49)	32
Acquisition of liabilities		2
Disposals	(5)
Revisions in estimated cash flows	100	179
Revisions in discount rates	(225)	(6)
Reversals	(9)	(3)
Change in foreign exchange rates	15
Balance	729	827
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	793	608
Liabilities incurred	1	8
Liabilities settled	(35)	(18)
Accretion	(49)	32
Acquisition of liabilities		2
Disposals	(5)
Revisions in estimated cash flows	95	167
Revisions in discount rates	(225)	(6)
Reversals	0	0
Change in foreign exchange rates	15
Balance	688	793
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance	34	65
Liabilities incurred	23	22
Liabilities settled	(12)	(62)
Accretion	0	0
Acquisition of liabilities		0
Disposals	0
Revisions in estimated cash flows	5	12
Revisions in discount rates	0	0
Reversals	(9)	(3)
Change in foreign exchange rates	0
Balance	$ 41	$ 34